Pensions and Other Post-Employment Benefits (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Expenses for Defined Benefit Plans (Impact on Expense)
Service cost	€ 90	€ 85	€ 124	€ 171
Net interest cost (income)	1	3	2	5
Total expenses defined benefit plans	91	88	126	176
Total expenses for defined contribution plans	106	99	224	231
Total expenses for post-employment benefit plans	198	187	350	407
Employer contributions to mandatory German social security pension plan	€ 65	€ 59	€ 119	€ 122